2. BASIS OF PREPARATION (Policies)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [abstract]
Financial instruments
a)	Financial instruments

Financial instruments are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss, depending on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them.

Fair value through profit or loss: this includes the concession financial assets related to distribution segment infrastructure.  These financial assets are measured at the expected New Replacement Value (Valor Novo de Reposição, or VNR), as defined in the concession agreement, which represent the fair value of the residual value of the infrastructure as of the balance sheet date. The Company recognizes a financial asset resulting from a concession contract when it has an unconditional contractual right to receive cash or another financial asset from, or under the direction of the grantor for the services of construction and maintenance of the infrastructure.

This category also include: cash equivalents, marketable securities not classified at amortized cost, derivative financial instruments and indemnities receivable from the generation assets.

Cash and cash equivalents comprise cash at banks and on hand and short-term highly liquid deposits, subject to an insignificant risk of changes in value, maintained to carry out the Company’s short-term cash management.

The disclosures about the main assumptions used in fair value measurement are summarized in the respective notes.

Derivative financial instruments (Swap transactions and call spread): The Company maintains derivative instruments to manage its exposure to the risks of changes in foreign currency exchange rates (US dollar). Derivative instruments are recognized initially at their fair value and the related transaction costs are recognized in the Statement of income when they are incurred. After initial recognition, derivatives are measured at fair value and changes in fair value are recorded in the Consolidated Statement of Income.

Derivative financial instruments (Put options) – The options to sell to Cemig GT units of the FIP Melbourne and FIP Malbec funds (‘the SAAG PUT’) were measured at fair value using the Black-Scholes-Merton (BSM) method, using as reference the related put options obtained by the BSM model valued on the closing date of the financial statements for the year ended December 31, 2019. See note 33 for further details.

Amortized cost:This includes accounts receivables from customers, traders and power transport concession holders; advances to suppliers; accounts receivable from Minas Gerais State; restricted cash; escrow deposits in litigation; marketable securities with the intention of holding them until maturity and the terms of their contracts originate known cashflows that constitute exclusively payments of principal and interest; concession financial assets related to the concession grant fee; indemnifiable receivable for transmission assets; accounts receivable from related parties; suppliers; loans and debentures; debt agreed with the pension fund (Forluz); concessions payable; the Minas Gerais State PRCT Tax Amnesty Program; advances from customers; assets and liabilities related to the CVA account and Other financial components in tariff adjustments; the low-income subsidy; reimbursement of tariff subsidies; and other credits.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate (EIR).

Receivables from customers, traders and power transport concession holders
b)	Receivables from customers, traders and power transport concession holders

Accounts receivable from customers, traders and power transport concession holders are initially recognized at the sales value and subsequently measured at amortized cost. These receivables are stated including sales tax and net of withholding taxes, which are recognized as recoverable taxes.

In order to estimate future losses on receivables, the Company adopted a simplified approach, considered that the accounts receivable from customers do not have significant financial components, and calculated the expected loss considering the historical average of non-collection over the total billed in each month (based on the last 24 months of billing), segregated by type of customer and projected for the next 12 months, taking into account the age of maturity of invoices, including those not yet due and unbilled.

In 2019, the Company changed the assumption applied for the calculation of the historic percentages of default in the provision matrix, from 12 to 24 months, with the aim of enhancing the estimation method, based on studies of its customers’ debt behavior after more than 12 and 24 months from the due date, using the existing collection tools. See note°8.

The expected losses for overdue accounts of customers that renegotiated their debt is measured based on the maturity date of the original invoice, despite the new terms negotiated. Expected losses are fully recognized for accounts overdue for more than 12 months.

Expected losses for invoices unbilled, not yet due or less than 12 months past due are measured according to the potential default events, or losses of credit expected for the whole life of a financial instrument, if the credit risk has significantly increased since its initial recognition.

For large customers, the provision for doubtful receivables is recorded based on estimates by Management, in an amount sufficient to cover probable losses. The main criteria used by the Company are: (i) customers with significant open balances, the receivable balance is analyzed based on the debt history, negotiations in progress, and asset guarantees; and (ii) for large customers, an individual analysis of the debtors and the initiatives in progress to realize the receivables.

Investments in affiliates and jointly-controlled entities
c)	Investments in affiliates and jointly-controlled entities

The Company has investments in affiliates and jointly-controlled entities. The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. These investments are accounted using the equity method and are initially recognized at acquisition cost, equivalent to the consideration transferred measured at fair value at the acquisition date.

The investments of the Company includes the intangible assets representing the right to commercial operation of the regulated activity identified in the process of allocation of the price for acquisition of the affiliates and jointly-controlled entities. Those intangible assets relating to the affiliates and jointly-controlled entities are included in the carrying amount of the investment and are amortized by the straight-line method, during the period of the concessions.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its affiliates or jointly-controlled entities. At each reporting date, the Company determines whether there is objective evidence that the investment in the affiliates or jointly-controlled entities is impaired. If there is such evidence, the investment carrying amount is subject to impairment testing.

Business combinations
d)	Business combinations

Business combinations are accounted for using the acquisition method of accounting. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date at fair value, as well as the amount of any non-controlling interests. Goodwill is initially measured at cost, as the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed.

In the process of allocating the purchase price for of the acquisition of subsidiaries that is a concession holder, the fair value relating to the identifiable right to commercial operation of the regulated activity is recognized as intangible assets with a  finite useful life.

When a business combination is carried out in stages (“step-acquisition method”), the interest previously held by the Company in its investee is remeasured at the fair value at the acquisition date and the corresponding gain or loss, if any, is recognized in the statement of income.

Concession assets
e)	Concession assets

Concession infrastructure under construction are initially recorded as contract assets, in accordance with IFRS 15 and IFRIC 12, considering that the Company is entitled to consideration for performance completed to date, and, only when the construction phases ends, has the right  to charge for the services provided to customers or receive an indemnity at the end of the concession period for assets not yet amortized. In accordance with IFRS 15 and IFRIC 12, construction revenues equivalent to new infrastructure are initially recorded as contract assets, measured at construction cost plus margin (which, for the construction business, is deemed as zero). Construction cost include borrowing costs.

Energy and Gas Distribution segment: When the construction phase ends and the infrastructure is incorporated to the distribution grid, the satisfaction of performance obligation related to its construction is considered fully completed, and the  contract asset is bifurcated between a financial asset and an intangible asset.

The portion of the infrastructure  to be amortized during the concession period is recorded as an intangible asset, as provided for in IFRIC 12 – Concession contracts, and subsequently measured at cost less amortization. The main amortization rates, which take into account the useful life that management expects for the intangible asset, and reflect the expected pattern of their consumption, are presented in Note 20.

The Company recognizes a financial asset for the residual value of the infrastructure at the end of the concession, representing an unconditional right to receive cash or another financial asset directly from the grantor. The financial assets is subsequently measured at the estimated fair value.

Transmission segment: When construction is finalized, concession infrastructure assets remains as contract asset, considering the existence of performance obligations during the concession period, represented by the network construction, operation and maintenance, as there is no unconditional right to receive the consideration for the construction service unless the company operates and maintains the infrastructure. The contract asset is reclassified as a financial asset (accounts receivable) only after the performance obligation to operate and maintain the infrastructure is satisfied, since from that point nothing more than the passage of time is necessary for the consideration to be received. The costs related to the infrastructure construction are recognized as incurred in the statement of income. The construction revenues are recognized in accordance with the stage of completion of the construction service, including construction margin, when applicable.

Consideration monthly received is allocated to revenue related to the operation and maintenance service and to the collection of the contract asset related to the construction service based on their relative fair value. Costs of expansion and upgrades of the infrastructure are recorded as contract assets.

Due to the acceptance of the terms of renewal of the old transmission concessions, part of the transmission assets of the concessions terminated on December 31, 2012, is subject of reimbursement by the granting authority, and a financial asset was recognized corresponding to the estimated indemnity to be received over a period of eight years.

Generation segment: The concession fee right paid for the concession contracts granted by the Brazilian Regulator (Aneel) in November 2015, are classified as a financial asset, at amortized cost, as it represents an unconditional right to receive cash, adjusted by the IPCA index, and remuneratory interest, during the period of the concession.

Intangible assets
f)	Intangible assets

Intangible assets are mainly, comprised of the intangible assets related to the service concession contracts as described in topic (e) above as well as software. Intangible assets are stated at cost, less amortization, and any accumulated impairments when applicable.

Any gain or loss arising on derecognition of an intangible asset, calculated as the difference between the net disposal proceeds and the carrying amount of the asset, is included in the statement of income when the asset is derecognized.

Property, plant and equipment
g)	Property, plant and equipment

Property, plant and equipment are stated at the cost, including deemed cost (upon initial application of IFRSs) and capitalized borrowing costs, less accumulated depreciation.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, or in certain circumstances, the concession term, whatever is shorter. Depreciation rates are shown in Note 19.

Any gain or loss arising on derecognition of a property, plant and equipment, calculated as the difference between the net disposal proceeds and the carrying amount of the asset, is included in the statement of income when the asset is derecognized.

Impairment
h)	Impairment

In assessing impairment of financial assets, the Company uses historical trends of the probability of default, timing of recovery and the amounts of loss incurred, adjusted to reflect management’s judgment as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historical trends.

Additionally, management revises, annually, the carrying amount of non-financial assets, for the purpose of assessing if there is any indication, such as events or changes in the economic, operational or technological conditions that an asset may be impaired. If any indication exists, or when annual impairment testing of an asset is required, the Company estimates the asset´s recoverable amount. The recoverable amount of an asset or cash generating unit is defined as the higher between its value in use and its fair value less costs to sell. When the carrying amount of an asset or cash generating unit exceeds its recoverable amount, an impairment loss is recognized, adjusting the carrying amount of the asset or cash generating unit to its recoverable value.

Employee benefits
i)	Employee benefits

The liability recorded in the consolidated statement of financial position related the Company’s retirement benefit pension plan obligations, is the greater of: (a) the amount to be paid in accordance with the terms of the pension plan for amortization of the actuarial obligations, and (b) the present value of the actuarial obligation, as calculated by a qualified actuary, less the fair value of the plan’s assets, and adjusted for unrecognized actuarial gains and losses. Expenses related to the debt agreed upon with the pension trust fund were recorded in finance income (expenses), because they represent financial interest and inflation adjustment. Other expenses related to the pension fund were recorded as operating expenses.

The Company offers post-employment healthcare benefits to its employees as well as life insurance for active and retired employees. The expected costs of these benefits are accrued over the period of employment using the same accounting methodology that is used for defined benefit pension plans. These obligations are measured annually by a qualified independent actuary.

Actuarial gains and losses arising as a result of changes in actuarial assumptions are recognized in other comprehensive income.

Short-term benefits to employees: Employees’ profit sharing as determined in the Company’s by-laws are recorded in accordance with the collective agreement established with the employees’ union and recorded in employees’ and managers’ profit sharing in the statement of income.

Income tax and social contribution tax
j)	Income tax and social contribution tax

Current

Advances, or tax credits, are presented as current or non-current assets, in accordance with the expected date of their realization at the balance sheet date, when the tax amounts are duly calculated and offset against advances made.

Deferred

Deferred tax is recognized  for temporary differences between the carrying amount of an asset or liability in the statement of financial position and its tax base  at the reporting date.

Deferred tax liabilities are recognized for unused tax loss carryforwards and all taxable temporary differences, except for the situations listed below. Deferred tax assets are recognized for all the deductible temporary differences, except for the situations listed below, to the extent that it is probable that future taxable profit will be available for the temporary differences to be offset. These taxes are measured at the tax rates that are expected to apply in the year when the asset is recovered or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

The follow exemptions apply to the deferred tax recognition:

When the deferred tax arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

The carrying amount of deferred income tax and social contribution tax assets is reviewed at each reporting date, and are reduced to the extent that is no longer probable. that sufficient taxable profit will be available to allow the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Government grants
k)	Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received, and all attached conditions will be complied with.

The Company has operations  in an area incentivized by SUDENE and recognize its right to a 75% reduction in income tax, including the 10% additional. Such tax incentives, in the form of exemption or reduction of income tax, comply with the concept of government grants and are recognized as income on a systematic basis over the periods that the related income tax expense for which it is intended to compensate, is recorded

Given the legal restriction on the profit distribution corresponding to the tax incentive, the Company maintains the amount related to the incentive granted in a tax incentive reserve.

In addition, the Company receives amounts from the Energy Development Account (CDE) as reimbursement for subsidies on tariffs granted to users of the public energy distribution service. These amounts are recognized as revenue in the income statement in a monthly basis, at the moment that the Company acquire the right of receive them.

Non-current assets classified as held for sale and discontinued operations
l)	Non-current assets classified as held for sale and discontinued operations

The Company classify non-current assets as held for sale when their carrying amount will be recovered, principally, through a sale transaction rather than through continuous use. This condition is met only when the asset (or group of assets) is available for immediate sale in its current condition subject only to usual and customary terms for the sale of the asset (or group of assets) and its sale is considered highly probable. Management must be committed to the sale which is expected to be completed within one year from the date of classification. Assets held for sale are measured at the lower of its carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset, excluding finance expenses and income tax expenses.

Fixed assets (PP&E) and Intangible assets are not depreciated or amortized as long as they are classified as held for sale. Assets and liabilities classified as held for sale are presented separately as current items in the Statement of financial position.

Dividends received from jointly-controlled entities and affiliates, classified as held for sale, are recognized in the Income statement, in view of the discontinuation of measurement by the equity method, under IFRS 5.

A disposal group qualifies as discontinued operation if it is a component of an entity that either has been disposed of, or is classified as held for sale, and:

•	Represents a separate major line of business or geographical area of operations
•	Is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or
•	Is a subsidiary acquired exclusively with a view to resale.

Discontinued operations are excluded from the reported profit from continuing operations, and are presented as a single amount, after taxes, based on discontinued operations, in the statement of income.

Additional disclosures are presented in Note 34. All the other notes to the financial statements include amounts for continuing operations, except when otherwise stated.

Revenue recognition
m)	Revenue recognition

Through December 31, 2017, revenue was measured at fair value of the consideration received or receivable, less any estimates or refunds and other similar deductions.

As from January 1, 2018 in general, revenue from contracts with customers is recognized when the performance obligation is satisfied, at an amount that reflects the consideration to which the Company expects to be entitled in exchange for the goods or services transferred, which must be allocated to that performance obligation. The revenue is recognized only when it is probable that the Company will collect the consideration to which it is entitled in exchange for the goods or services transferred to the customer, considering the customer’s ability and intention to pay that amount of consideration when it is due.

Revenues from the sale of energy are measured based on the energy supplied and the tariffs specified in the terms of the contract or in effect in the market. Revenues from supply of energy to final customers are recorded when the delivery has taken place. The billing is carried out monthly. Unbilled supply of energy, from the period between the last billing and the end of each month, is estimated based on the supply contracted and on the volume of energy delivered but not yet billed. Historically, the differences between the estimated amounts and the actual revenues recognized are not significant.

Revenues from use of the distribution system (TUSD) received by the Company from other concession holders and other customers that use the distribution network are recognized in the period  in which the services are provided. Unbilled retail supply of energy, from the period between the last measured consumption, according to the schedules specified in the concession regulation, and the end of each month is estimated based on the billing from the previous month or the contractual amount. Historically, the differences between the estimated amounts and the actual revenues recognized are not significant.

Construction revenue – Corresponds to the performance obligation to build the transmission and distribution infrastructure during the construction phase;

Revenues from transmission concession services are recognized in the Statement of income monthly and include:

•	Operation and maintenance revenue arising from costs incurred and necessary to comply with the performance obligation of operation and maintenance specified in the transmission concession contract, after termination of the construction phase;

•	Revenue from remuneration of the contract asset recognized, recorded as transmission concession gross revenue in statement income

The services provided include charges for connection and other related services; the revenues are recognized when the services are rendered.

The ‘Parcel A’ revenue and other financial components in tariff adjustments are recognized in the Statement of income when the non-controllable costs (including energy acquisition) effectively incurred are different from those considered by the Grantor to determine the energy distribution tariff. For further details, see Note 16.

Any adjustment of expected cash flows from the concession financial asset of the energy distribution concession contract is presented as operating revenue, together with the other revenues related to the energy distribution services.

Finance income and expenses
n)	Finance income and expenses

Finance income is mainly comprised of interest income on funds invested, monetary adjustments on overdue receivables and interest income on other financial assets.  Interest income is recognized in the Statement of income using the effective interest method.

Finance expenses include interest expense on borrowings; and foreign exchange and monetary adjustments on borrowing costs of debt, financings and debentures. Interest expense on the Company’s borrowings that is not capitalized is recognized in the Statement of income using the effective interest method.

Cash dividends
o)	Cash dividends

A liability to pay a dividend is recognized when the distribution is authorized or is enforced by law or Company's bylaws and the distribution is no longer at the discretion of the Company.

Segment reporting
p)	Segment reporting

The operating results of all operating segments for which discrete financial information is available, are reviewed regularly by the Company’s CEO, to make decisions about resources to be allocated to the segment, and to assess its performance.

Segment results that are reported to the CEO include items directly attributable to the segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly corporate assets (primarily the Company’s headquarters) and head office expenses.

Segment capital expenditure is the total cost incurred during the year to acquire: concession financial assets, intangible assets, concession contract assets and property, plant and equipment.

Leases
q)	Leases

As from January 1, 2019, Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. Company recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets:

Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated amortization and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are amortized on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as described in Note 21.

If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, amortization is calculated using the estimated useful life of the asset.

Lease liabilities:

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including insubstance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

Short-term leases and leases of low-value assets:

The Company applies the short-term lease recognition exemption to its short-term leases. It also applies the lease of low-value assets recognition exemption to leases that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.